Receivables (Details) - Schedule of Reinsurance Recoverables Net of Allowance for Expected Credit Losses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reinsurance Recoverables Net of Allowance for Expected Credit Losses [Abstract]
Reinsurance recoverables on unpaid losses	$ 212,610	$ 189,125
Less: Allowance for expected credit losses	(361)	(325)
Total	212,249	188,800
Reinsurance recoverables on paid losses	14,507	9,241
Less: Allowance for expected credit losses	(3,673)	(3,629)
Total	10,834	5,612
Reinsurance recoverables	$ 223,083	$ 194,412